Leases - Operating Lease (Details) - USD ($)		9 Months Ended
	Jun. 24, 2024	Sep. 30, 2024
Minimum
Leases
Incremental borrowing rate used for operating leases (in %)		17.90%
Maximum
Leases
Incremental borrowing rate used for operating leases (in %)		18.50%
Massachusetts | Operating Lease, First Rental Period [Member]
Leases
Monthly required lease payments		$ 9,380
Massachusetts | Operating Lease, Second Rental Period [Member]
Leases
Monthly required lease payments		9,630
Massachusetts | Operating Lease, Third Rental Period [Member]
Leases
Monthly required lease payments		9,870
Massachusetts | Operating Lease, Fourth Rental Period [Member]
Leases
Monthly required lease payments		10,120
Massachusetts | Operating Lease, Fifth Rental Period [Member]
Leases
Monthly required lease payments		10,360
Office space in Texas
Leases
Right of use asset relieved due to termination of lease	$ 260,373
Right of use liability relieved due to termination of lease	$ 265,059
Office space in Texas | Texas
Leases
Monthly required lease payments		10,000
Office Space in Houston | Texas
Leases
Monthly required lease payments		$ 1,000